Insurance Premium Financing	12 Months Ended
Dec. 31, 2022
Insurance Premium Financing [Abstract]
Insurance Premium Financing

8. Insurance Premium Financing

In May 2022, the Company entered into a finance agreement with First Insurance Funding in order to fund a portion of its insurance policies. The amount financed is $1.5 million and incurs interest at a rate of 4.00%. The Company is required to make monthly payments of $154 thousand through March 2023. The outstanding balance as of December 31, 2022 was $0.5 million.